Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of fair value of financial instruments

	Note	Level	12.31.2024		12.31.2023
			Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	2	4,161,939	4,161,939	5,634,623	5,634,623
Bonds and securities (b)	6	2	529,708	529,708	495,495	495,495
Accounts receivable - distribution concession (c)	9.1	3	2,610,731	2,610,731	1,954,679	1,954,679
Accounts receivable - generation concession (c)	9.3	3	75,425	75,425	71,835	71,835
Fair value in the purchase and sale of power (d)	32.2.10	3	697,288	697,288	1,101,684	1,101,684
Other temporary investments (e)		1	10,036	10,036	17,864	17,864
Other temporary investments (e)		2	5,858	5,858	13,864	13,864
			8,090,985	8,090,985	9,290,044	9,290,044
Amortized cost
Collaterals and escrow accounts (a)			9	9	9	9
Trade accounts receivable (a)	7		4,078,882	4,078,882	3,866,429	3,866,429
Sectorial financial assets (a)	8		—	—	30,946	30,946
Accounts receivable - concessions - bonus from the grant (f)	9.2		821,804	923,084	792,741	893,275
			4,900,695	5,001,975	4,690,125	4,790,659
Fair value through other comprehensive income
Certified Emission Reductions - CERs (g)		2	3,207	3,207	3,922	3,922
Other temporary investments (h)		3	14,709	14,709	—	—
			17,916	17,916	3,922	3,922
Total financial assets			13,009,596	13,110,876	13,984,091	14,084,625
Financial liabilities
Fair value through profit or loss
Fair value in the purchase and sale of power (d)	32.2.10	3	385,792	385,792	753,584	753,584
			385,792	385,792	753,584	753,584
Amortized cost
Sectorial financial liabilities (a)	8		1,077,810	1,077,810	503,991	503,991
ICMS installment payment (i)	12.2		11,963	11,105	41,286	37,777
Special Tax Regularization Program - Pert (i)	12.2		339,831	297,583	379,724	322,711
PIS and Cofins to be refunded to consumers (a)	12.3.1		—	—	731,726	731,726
Accounts payable to suppliers (a)	18		2,466,803	2,466,803	2,285,573	2,285,573
Loans and financing[1] (i)	19		5,154,871	5,128,374	5,387,977	5,138,930
Debentures (j)	20		12,773,954	12,528,379	9,738,006	9,699,171
Accounts payable related to concession[1] (k)	23		1,138,129	1,258,564	893,855	1,018,630
			22,963,361	22,768,618	19,962,138	19,738,509
Total financial liabilities			23,349,153	23,154,410	20,715,722	20,492,093
¹The balance includes loans and accounts payable linked to the concession that were reclassified to Liabilities classified as held for sale (Note 37).
Different levels are defined as follows:
Level 1: obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Schedule of credit risk with their contractual obligations

Exposure to credit risk	12.31.2024	12.31.2023
Cash and cash equivalents (a)	4,161,939	5,634,623
Bonds and securities(a)	529,708	495,495
Pledges and restricted deposits linked (a)	9	9
Trade accounts receivable (b)	4,078,882	3,866,429
Sectorial financial assets (c)	—	30,946
Accounts receivable – distribution concession (c)	2,610,731	1,954,679
Accounts receivable – concessions – bonus from the grant (d)	821,804	792,741
Accounts receivable – generation concessions (e)	75,425	71,835
Other temporary investments (f)	30,603	31,728
	12,309,101	12,878,485

Schedule of liquidity risk

	Interest (a)	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
12.31.2024

Loans and financing	Note 19	41,142	681,322	990,756	2,717,667	3,082,966	7,513,853
Debentures	Note 20	198,579	5,755	3,138,439	8,761,862	6,801,259	18,905,894
Accounts payable related to concession	Rate of return +IGP-M and IPCA	9,568	19,158	96,944	771,456	1,977,517	2,874,643
Accounts payable to suppliers	—	2,058,249	334,366	18,482	55,706	—	2,466,803
Special Tax Regularization Program - Pert	Selic	5,604	11,315	52,803	330,143	7,618	407,483
ICMS installment payment	Selic	—	2,620	3,065	7,468	—	13,153
Sectorial financial liabilities	Selic	78,712	159,821	763,484	174,342	—	1,176,359
Lease liability	Note 24	1,863	3,760	17,000	62,787	300,277	385,687
		2,393,717	1,218,117	5,080,973	12,881,431	12,169,637	33,743,875
(a) Effective interest rate - weighted average.

Schedule of sensitivity analysis of foreign currency risk

Foreign exchange risk	Risk	Baseline 12.31.2024	Projected scenarios
			Probable	Scenario 1	Scenario 2
Financial liabilities
Suppliers
Itaipu	USD appreciation	(162,198)	5,037	(34,253)	(73,543)
		(162,198)	5,037	(34,253)	(73,543)

Schedule of gain (losses) on operations with derivative financial instruments

Interest rate risk and monetary variation	Risk	Baseline 12.31.2024	Projected scenarios
			Probable	Scenario 1	Scenario 2
Financial assets
Bonds and securities	Low CDI/SELIC	529,708	78,132	58,585	39,092
Collaterals and escrow accounts	Low CDI/SELIC	9	1	1	1
Accounts receivable – concessions	Low IPCA	3,432,535	188,789	141,592	94,395
Accounts receivable – generation concessions	Low IPCA	75,425	4,148	3,111	2,074
		4,037,677	271,070	203,289	135,562
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(751,522)	(112,728)	(140,910)	(169,092)
Banco Itaú	High CDI	(1,036,260)	(155,439)	(194,299)	(233,159)
BNDES	High TJLP	(1,401,520)	(123,232)	(154,040)	(184,848)
BNDES	High IPCA	(395,126)	(21,732)	(27,165)	(32,598)
Banco do Nordeste	High IPCA	(1,529,105)	(84,101)	(105,126)	(126,151)
Banco do Brasil – BNDES Transfer	High TJLP	(37,507)	(3,298)	(4,122)	(4,947)
Other	No risk	(3,831)	—	—	—
Debentures	High CDI/SELIC	(8,070,490)	(1,210,574)	(1,513,217)	(1,815,860)
Debentures	High IPCA	(4,629,755)	(254,637)	(318,296)	(381,955)
Debentures	High TJLP	(73,709)	(6,481)	(8,101)	(9,722)
Sectorial financial liabilities	High Selic	(1,077,810)	(161,672)	(202,089)	(242,507)
ICMS installment payment	High Selic	(11,963)	(1,794)	(2,243)	(2,692)
Special Tax Regularization Program – Pert	High Selic	(339,831)	(50,975)	(63,718)	(76,462)
Accounts payable related to concession	High IGP-M	(861,982)	(43,099)	(53,874)	(64,649)
Accounts payable related to concession	High IPCA	(276,147)	(15,188)	(18,985)	(22,782)
		(20,496,558)	(2,244,950)	(2,806,185)	(3,367,424)

Schedule of indicators and penalties

Year	Indicator	Criteria	Penalties
From 2021	Economic - financial efficiency	in the base year	Capital Increase (a)
Limitation on distribution of dividends and interest on capital
Restrictive regime for contracts with related parties
		2 consecutive years	Concession termination
	Quality Indicators	in the base year	Results plan
		2 consecutive years or 3 of the previous 5 calendar years	Limitation on distribution of dividends and interest on capital
		3 consecutive years	Concession termination
(a) Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.

Schedule of targets set

			Quality - limits		Quality - performed
Year	Economic and Financial Management	Realized	DECi	FECi	DECi	FECi
2023	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	Achieved	8.69	6.39	7.85	5.20
2024	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	—	8.36	5.94	7.92	5.35

Net Debt: Gross Debt deducted from Financial Assets, with the exception of Financial Assets and Financial Liabilities in administrative or judicial discussion. The accounts that make up the Gross Debt and Financial Assets are defined in the attachment VIII to Aneel Resolution No 948/2021.
QRR: Regulatory Reinstatement Share or Regulatory Depreciation Expense. This value will be the one defined in the last Periodic Tariff Review, updated by the variation of the Regulatory Portion B and calculated on a pro rata basis.
Recurring EBITDA: Earnings Before Interest (Financial Result), Taxes (Income Taxes), Depreciation and Amortization.
Quality indicators: For the years 2022 to 2026, the annual limits are set out in Authorising Resolution No. 10,231/2021.

Schedule of notional values of the electricity commercialization contracts

	Purchase	Sale
2025	865,646	876,276
2026	734,956	708,190
2027	666,018	590,091
2028	460,904	475,714
2029	455,201	458,744
2030 to 2040	2,900,179	3,215,134
	6,082,904	6,324,149

Schedule of outstanding transactions of financial statements

	Assets	Liabilities	Net
Current	217,350	(214,955)	2,395
Noncurrent	479,938	(170,837)	309,101
	697,288	(385,792)	311,496

Schedule of sensitivity analysis of energy purchase and sale operations

	Price variation	Baseline 12.31.2024	Projected scenarios
			Probable	Scenario 1	Scenario 2
Unrealized gains (losses) on energy purchase and sale operations	Increase	311,496	311,496	371,103	430,710
	Decrease	311,496	311,496	251,887	192,280

Schedule of capital monitored by index

Indebtedness	12.31.2024	12.31.2023

Loans and financing (a)	5,126,470	5,343,217
Debentures	12,627,365	9,619,106
(-) Cash and cash equivalents	(4,161,939)	(5,634,623)
(-) Bonds and securities - debt contract guarantees	(434,474)	(405,342)
Net debt	13,157,422	8,922,358
Equity	25,636,935	24,191,667
Debt to equity ratio	0.51	0.37
(a) Includes loans and financing that were reclassified to Liabilities classified as held for sale (Note 37).

Schedule of debt to equity ratio

Indebtedness	12.31.2024	12.31.2023

Loans and financing (a)	5,126,470	5,343,217
Debentures	12,627,365	9,619,106
(-) Cash and cash equivalents	(4,161,939)	(5,634,623)
(-) Bonds and securities - debt contract guarantees	(434,474)	(405,342)
Net debt	13,157,422	8,922,358
Equity	25,636,935	24,191,667
Debt to equity ratio	0.51	0.37
(a) Includes loans and financing that were reclassified to Liabilities classified as held for sale (Note 37).
The average debt cost at the nominal rate in 2024 is 11.96% (11.36% in 2023), which is equivalent to 98.46% of the CDI (97.48% of the CDI in 2023).